Consolidated statement of changes in equity R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	Share capital [member] BRL (R$)	Treasury shares [member] BRL (R$)	Additional paid-in capital [member] BRL (R$)	Accumulated other comprehensive income [member] BRL (R$)	Retained earnings [member] BRL (R$)	Equity attributable to controlling shareholders [member] BRL (R$)	Interest of non-controlling shareholders [member] BRL (R$)
Beginning balance at Dec. 31, 2022	R$ 48,169,399		R$ 8,402,544	R$ (107,140)	R$ 2,319,928	R$ 567,546	R$ 9,470,289	R$ 20,653,167	R$ 27,516,232
Profit (loss) for the year	4,884,744						1,094,391	1,094,391	3,790,353
Other comprehensive income
Gain (loss) on cash flow hedge	(125,233)					(92,491)		(92,491)	(32,742)
Foreign currency translation differences	(172,501)					(109,134)		(109,134)	(63,367)
Remeasurement gain on defined benefit plans, net of tax	(47,223)					(51,596)		(51,596)	4,373
Total comprehensive income (loss) for the year	4,539,787					(253,221)	1,094,391	841,170	3,698,617
Transactions with owners of the Company contributions and distributions:
Capital increase (note 17(a))			280,000				(280,000)
Funds from capital increase and decrease in subsidiary	6,657								6,657
Loss arising from capital reduction of a subsidiary	71,178				60,348			60,348	10,830
Share based payments	(106,455)			13,223	(40,113)			(26,890)	(79,565)
Write-off of interest in subsidiary	(22,280)								(22,280)
Dividends and allocation of results	(2,102,014)						(520,691)	(520,691)	(1,581,323)
Mandatory minimum dividends	(273,598)						(273,598)	(273,598)
Business combination	237,460								237,460
Employee share schemes – value of employee services	186,317				135,653			135,653	50,664
Total contributions and distributions	(2,002,735)		280,000	13,223	155,888		(1,074,289)	(625,178)	(1,377,557)
Transactions with owners of the Company:
Gain on dividends from subsidiary	268,406				79,825			79,825	188,581
Change of shareholding interest in subsidiary and other transactions	6,323				6,323			6,323
Total transactions with owners of the Company	274,729				86,148			86,148	188,581
Total transactions with owners of the Company contributions and distributions:	(1,728,006)		280,000	13,223	242,036		(1,074,289)	(539,030)	(1,188,976)
Ending balance at Dec. 31, 2023	50,981,180		8,682,544	(93,917)	2,561,964	314,325	9,490,391	20,955,307	30,025,873
Profit (loss) for the year	(8,161,766)						(9,423,795)	(9,423,795)	1,262,029
Other comprehensive income
Gain (loss) on cash flow hedge	(393,651)					(303,494)		(303,494)	(90,157)
Foreign currency translation differences	537,111					466,811		466,811	70,300
Remeasurement gain on defined benefit plans, net of tax	107,315					88,213		88,213	19,102
Total comprehensive income (loss) for the year	(7,910,991)					251,530	(9,423,795)	(9,172,265)	1,261,274
Transactions with owners of the Company contributions and distributions:
Capital increase (note 17(a))			150,000				(150,000)
Loss arising from capital reduction of a subsidiary	(694,771)				(60,111)			(60,111)	(634,660)
Own shares acquired (note 17 (b))	(190,593)			(190,593)				(190,593)
Cancellation of treasury shares				118,975	(118,975)
Share based payments	(74,431)			114,827	(202,625)			(87,798)	13,367
Loss in dividend distribution to non-controlling shareholders	429				(712)			(712)	1,141
Dividends	(2,948,668)						(566,401)	(566,401)	(2,382,267)
Business combination	574,598								574,598
Disposals of assets held for sale	(372,030)								(372,030)
Employee share schemes – value of employee services	34,149				29,819			29,819	4,330
Total contributions and distributions	(3,671,317)		150,000	43,209	(352,604)		(716,401)	(875,796)	(2,795,521)
Transactions with owners of the Company:
Change of shareholding interest in subsidiary and other transactions	(510)				(3,482)			(3,482)	2,972
Total transactions with owners of the Company	(510)				(3,482)			(3,482)	2,972
Total transactions with owners of the Company contributions and distributions:	(3,671,827)		150,000	43,209	(356,086)		(716,401)	(879,278)	(2,792,549)
Ending balance at Dec. 31, 2024	39,398,362		8,832,544	(50,708)	2,205,878	565,855	(649,805)	10,903,764	28,494,598
Profit (loss) for the year	(10,194,401)						(9,722,125)	(9,722,125)	(472,276)
Other comprehensive income
Gain (loss) on cash flow hedge	200,259					192,617		192,617	7,642
Foreign currency translation differences	(55,037)					(85,689)		(85,689)	30,652
Remeasurement gain on defined benefit plans, net of tax	972					5,903		5,903	(4,931)
Loss in fair value of financial liabilities designated at fair value through profit or loss attributable to changes in credit risk	(61,979)					(38,132)		(38,132)	(23,847)
Gain on measurement of derivative financial instrument					15,000	(15,000)
Total comprehensive income (loss) for the year	(10,110,186)				15,000	59,699	(9,722,125)	(9,647,426)	(462,760)
Transactions with owners of the Company contributions and distributions:
Capital increase (note 17(a))	10,270,000	$ 10,270,000	2,100,000		8,170,000			10,270,000
Loss arising from capital reduction of a subsidiary	(11,215)								(11,215)
Own shares acquired (note 17 (b))	(34,022)			(34,022)				(34,022)
Share based payments	28,569			8,580	2,553			11,133	17,436
Absorption of accumulated losses			(649,805)				649,805
Dividends	(2,831,692)								(2,831,692)
Employee share schemes – value of employee services	47,628				44,015			44,015	3,613
Total contributions and distributions	7,469,268		1,450,195	(25,442)	8,216,568		649,805	10,291,126	(2,821,858)
Transactions with owners of the Company:
Change of shareholding interest in subsidiary and other transactions	(5,747,812)				(6,124,205)			(6,124,205)	376,393
Effect arising from capital increase in subsidiary					(119,031)			(119,031)	119,031
Total transactions with owners of the Company	(5,747,812)				(6,243,236)			(6,243,236)	495,424
Total transactions with owners of the Company contributions and distributions:	1,721,456		1,450,195	(25,442)	1,973,332		649,805	4,047,890	(2,326,434)
Ending balance at Dec. 31, 2025	R$ 31,009,632		R$ 10,282,739	R$ (76,150)	R$ 4,194,210	R$ 625,554	R$ (9,722,125)	R$ 5,304,228	R$ 25,705,404